Derivative Instruments and Hedging Activities (Notes)	12 Months Ended
Sep. 30, 2016
Derivative Instruments and Hedging Activities Disclosure [Abstract]
DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES
DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

The Company selectively uses derivative instruments to reduce market risk associated with changes in foreign currency, commodities, stock-based compensation liabilities and interest rates. Under Company policy, the use of derivatives is restricted to those intended for hedging purposes; the use of any derivative instrument for speculative purposes is strictly prohibited. A description of each type of derivative utilized by the Company to manage risk is included in the following paragraphs. In addition, refer to Note 11, "Fair Value Measurements," of the notes to consolidated financial statements for information related to the fair value measurements and valuation methods utilized by the Company for each derivative type.

Cash Flow Hedges

The Company has global operations and participates in the foreign exchange markets to minimize its risk of loss from fluctuations in foreign currency exchange rates. The Company selectively hedges anticipated transactions that are subject to foreign exchange rate risk primarily using foreign currency exchange hedge contracts. The Company hedges 70% to 90% of the nominal amount of each of its known foreign exchange transactional exposures. As cash flow hedges under ASC 815, "Derivatives and Hedging," the effective portion of the hedge gains or losses due to changes in fair value are initially recorded as a component of AOCI and are subsequently reclassified into earnings when the hedged transactions occur and affect earnings. Any ineffective portion of the hedge is reflected in the consolidated statements of income. These contracts were highly effective in hedging the variability in future cash flows attributable to changes in currency exchange rates at September 30, 2016 and 2015.

The Company selectively hedges anticipated transactions that are subject to commodity price risk, primarily using commodity hedge contracts, to minimize overall price risk associated with the Company’s purchases of lead, copper, tin and aluminum in cases where commodity price risk cannot be naturally offset or hedged through supply base fixed price contracts. Commodity risks are systematically managed pursuant to policy guidelines. As cash flow hedges, the effective portion of the hedge gains or losses due to changes in fair value are initially recorded as a component of AOCI and are subsequently reclassified into earnings when the hedged transactions, typically sales, occur and affect earnings. Any ineffective portion of the hedge is reflected in the consolidated statements of income. The maturities of the commodity hedge contracts coincide with the expected purchase of the commodities. These contracts were highly effective in hedging the variability in future cash flows attributable to changes in commodity prices at September 30, 2016 and 2015.

The Company had the following outstanding contracts to hedge forecasted commodity purchases:

		Volume Outstanding as of
Commodity	Units	September 30, 2016	September 30, 2015
Copper	Pounds	5,849,000	14,648,000
Lead	Metric Tons	5,185	6,785
Aluminum	Metric Tons	2,620	5,700
Tin	Metric Tons	185	2,080

In September 2005, the Company entered into three forward treasury lock agreements to reduce the market risk associated with changes in interest rates associated with the Company’s anticipated fixed-rate note issuance to finance the acquisition of York International Corp. (cash flow hedge). The three forward treasury lock agreements, which had a combined notional amount of $1.3 billion, fixed a portion of the future interest cost for 5-year, 10-year and 30-year notes. The fair value of each treasury lock agreement, or the difference between the treasury lock reference rate and the fixed rate at time of note issuance, is amortized to interest expense over the life of the respective note issuance. In January 2006, in connection with the Company’s debt refinancing, the three forward treasury lock agreements were terminated.

Fair Value Hedges

The Company selectively uses interest rate swaps to reduce market risk associated with changes in interest rates for its fixed-rate bonds. Changes in the fair value of the swap and hedged portion of the debt are recorded in the consolidated statements of income. In the fourth quarter of fiscal 2013, the Company entered into four fixed to floating interest rate swaps totaling $800 million to hedge the coupon of its 5.5% notes that matured in January 2016. In the third quarter of fiscal 2014, the Company entered into four fixed to floating interest rate swaps totaling $400 million to hedge the coupon of its 2.6% notes maturing December 2016, three fixed to floating interest rate swaps totaling $300 million to hedge the coupon of its 1.4% notes maturing November 2017 and one fixed to floating interest rate swap totaling $150 million to hedge the coupon of its 7.125% notes maturing July 2017. There were eight and twelve interest rate swaps outstanding as of September 30, 2016 and 2015, respectively.

Net Investment Hedges

The Company enters into cross-currency interest rate swaps and foreign currency denominated debt obligations to selectively hedge portions of its net investment in non-U.S. subsidiaries. The currency effects of the cross-currency interest rate swaps and debt obligations are reflected in the AOCI account within shareholders’ equity attributable to Johnson Controls ordinary shareholders where they offset gains and losses recorded on the Company’s net investments globally. At September 30, 2016, the Company had 37 billion yen of foreign denominated debt designated as net investment hedge in the Company's net investment in Japan and a one billion euro and 500 million euro bonds designated as net investment hedges in the Company's net investment in Europe. The Company had no cross-currency interest rate swaps outstanding at September 30, 2016. At September 30, 2015, the Company had four cross-currency interest rate swaps outstanding totaling 20 billion yen. The Company did not have any foreign denominated debt outstanding designated as a net investment hedge at September 30, 2015.

Derivatives Not Designated as Hedging Instruments

The Company selectively uses equity swaps to reduce market risk associated with certain of its stock-based compensation plans, such as its deferred compensation plans. These equity compensation liabilities increase as the Company’s stock price increases and decrease as the Company’s stock price decreases. In contrast, the value of the swap agreement moves in the opposite direction of these liabilities, allowing the Company to fix a portion of the liabilities at a stated amount. As of September 30, 2016 the Company had no equity swaps outstanding as a result of the Tyco Merger and proposed spin-off. As of September 30, 2015, the Company had hedged approximately 4.0 million shares of its common stock.

The Company also holds certain foreign currency forward contracts which do not qualify for hedge accounting treatment. The change in fair value of foreign currency exchange derivatives not designated as hedging instruments under ASC 815 are recorded in the consolidated statements of income.

Fair Value of Derivative Instruments

The following table presents the location and fair values of derivative instruments and hedging activities included in the Company’s consolidated statements of financial position (in millions):

	Derivatives and Hedging Activities Designated as Hedging Instruments under ASC 815		Derivatives and Hedging Activities Not Designated as Hedging Instruments under ASC 815
	September 30, 2016	September 30, 2015	September 30, 2016	September 30, 2015
Other current assets
Foreign currency exchange derivatives	$41	$31	$49	$27
Commodity derivatives	4	—	—	—
Interest rate swaps	—	1	—	—
Assets held for sale
Cross-currency interest rate swaps	—	5	—	—
Other noncurrent assets
Interest rate swaps	1	5	—	—
Equity swap	—	—	—	164
Total assets	$46	$42	$49	$191

Other current liabilities
Foreign currency exchange derivatives	$48	$37	$18	$26
Commodity derivatives	—	7	—	—
Liabilities held for sale
Foreign currency exchange derivatives	—	—	5	—
Cross-currency interest rate swaps	—	1	—	—
Current portion of long-term debt
Fixed rate debt swapped to floating	551	801	—	—
Long-term debt
Foreign currency denominated debt	938	—	—	—
Fixed rate debt swapped to floating	301	855	—	—
Noncurrent liabilities held for sale
Foreign currency denominated debt	1,119	—	—	—
Total liabilities	$2,957	$1,701	$23	$26

Counterparty Credit Risk

The use of derivative financial instruments exposes the Company to counterparty credit risk. The Company has established policies and procedures to limit the potential for counterparty credit risk, including establishing limits for credit exposure and continually assessing the creditworthiness of counterparties. As a matter of practice, the Company deals with major banks worldwide having strong investment grade long-term credit ratings. To further reduce the risk of loss, the Company generally enters into International Swaps and Derivatives Association ("ISDA") master netting agreements with substantially all of its counterparties. The Company's derivative contracts do not contain any credit risk related contingent features and do not require collateral or other security to be furnished by the Company or the counterparties. The Company's exposure to credit risk associated with its derivative instruments is measured on an individual counterparty basis, as well as by groups of counterparties that share similar attributes. The Company does not anticipate any non-performance by any of its counterparties, and the concentration of risk with financial institutions does not present significant credit risk to the Company.

The Company enters into ISDA master netting agreements with counterparties that permit the net settlement of amounts owed under the derivative contracts. The master netting agreements generally provide for net settlement of all outstanding contracts with a counterparty in the case of an event of default or a termination event. The Company has not elected to offset the fair value positions of the derivative contracts recorded in the consolidated statements of financial position. Collateral is generally not required of the Company or the counterparties under the master netting agreements. As of September 30, 2016 and September 30, 2015, no cash collateral was received or pledged under the master netting agreements.

The gross and net amounts of derivative assets and liabilities were as follows (in millions):

	Fair Value of Assets		Fair Value of Liabilities
	September 30, 2016	September 30, 2015	September 30, 2016	September 30, 2015
Gross amount recognized	$95	$233	$2,980	$1,727
Gross amount eligible for offsetting	(21)	(8)	(21)	(8)
Net amount	$74	$225	$2,959	$1,719

Derivatives Impact on the Statements of Income and Statements of Comprehensive Income

The following table presents the effective portion of pre-tax gains (losses) recorded in other comprehensive income (loss) related to cash flow hedges for the fiscal years ended September 30, 2016, 2015 and 2014 (in millions):

Derivatives in ASC 815 Cash Flow Hedging Relationships	Year Ended September 30,
	2016	2015	2014
Foreign currency exchange derivatives	$(18)	$(5)	$1
Commodity derivatives	3	(19)	(7)
Total	$(15)	$(24)	$(6)
The following tables presents the location and amount of the effective portion of pre-tax gains (losses) on cash flow hedges reclassified from AOCI into the Company’s consolidated statements of income for the fiscal years ended September 30, 2016, 2015 and 2014 (in millions):

Derivatives in ASC 815 Cash Flow Hedging Relationships	Location of Gain (Loss) Recognized in Income on Derivative	Year Ended September 30,
		2016	2015	2014
Foreign currency exchange derivatives	Cost of sales	$9	$25	$7
Foreign currency exchange derivatives	Income (loss) from discontinued operations	(30)	(24)	(9)
Commodity derivatives	Cost of sales	(12)	(11)	1
Forward treasury locks	Net financing charges	1	1	1
Total		$(32)	$(9)	$—

The following table presents the location and amount of pre-tax gains (losses) on fair value hedges recognized in the Company’s consolidated statements of income for the fiscal years ended September 30, 2016, 2015 and 2014 (in millions):

Derivatives in ASC 815 Fair Value Hedging Relationships	Location of Gain (Loss) Recognized in Income on Derivative	Year Ended September 30,
		2016	2015	2014
Interest rate swap	Net financing charges	$(5)	$7	$5
Fixed rate debt swapped to floating	Net financing charges	5	(7)	(5)
Total		$—	$—	$—

The following table presents the location and amount of pre-tax gains (losses) on derivatives not designated as hedging instruments recognized in the Company’s consolidated statements of income for the fiscal years ended September 30, 2016, 2015 and 2014 (in millions):

Derivatives Not Designated as Hedging Instruments under ASC 815	Location of Gain (Loss) Recognized in Income on Derivative	Year Ended September 30,
		2016	2015	2014
Foreign currency exchange derivatives	Cost of sales	$(20)	$2	$(2)
Foreign currency exchange derivatives	Net financing charges	21	(37)	30
Foreign currency exchange derivatives	Income tax provision	4	—	—
Foreign currency exchange derivatives	Income (loss) from discontinued operations	(30)	20	(9)
Equity swap	Selling, general and administrative	14	(9)	(1)
Total		$(11)	$(24)	$18

The effective portion of pre-tax gains (losses) recorded in foreign currency translation adjustment within other comprehensive income (loss) related to net investment hedges were $(82) million, $16 million and $24 million for the years ended September 30, 2016, 2015 and 2014, respectively. For the years ended September 30, 2016, 2015 and 2014, no gains or losses were reclassified from CTA into income for the Company’s outstanding net investment hedges, and no gains or losses were recognized in income for the ineffective portion of cash flow hedges.